Inx Token Warrant Liability (Details) - Schedule of Black-Scholes Pricing Model used for Fair Value Measurement of INX Tokens Warrants - INX Tokens Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Schedule of Black-Scholes Pricing Model used for Fair Value Measurement of INX Tokens Warrants [Line Items]
Expected volatility of the token prices (%)	89.05%	67.51%
Risk-free interest rate (%)	3.88%	3.88%
Expected life of warrant (years)	6 months 7 days	29 days
Exercise price (in Dollars per share)	$ 0.01	$ 0.01
Top of range [member]
Schedule of Black-Scholes Pricing Model used for Fair Value Measurement of INX Tokens Warrants [Line Items]
Expected volatility of the token prices (%)	108.38%	86.39%
Risk-free interest rate (%)	5.40%	4.69%
Expected life of warrant (years)	10 years	10 years
Exercise price (in Dollars per share)	$ 2.81	$ 2.86